Embedded Derivative Conversion Options and Call Option Derivative Liability - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Embedded Derivative and Derivative Liability [Abstract]
Aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option
The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Conversion Option- 2013 Notes	Conversion Option-2012 Notes		Call Option
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Calculated aggregate value (in thousands)	$732	$276	$591	$2,449	$—
Equity volatility	120%	115%	120%	115%	—
Asset volatility	90%	90%	90%	90%	—
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	—
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%	—
Dividend yield	None	None	None	None	—

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None